Share-Based Compensation - Summary of RSU activities (Details) - 2018 Plan - Restricted Stock Units (RSUs) [Member] $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Number of RSUs
Outstanding at beginning of the year (in shares) | shares	67,741,348	67,741,348
Granted (in shares) | shares	13,703,508	13,703,508
Vested (in shares) | shares	(22,865,316)	(22,865,316)
Forfeited (in shares) | shares	(2,980,244)	(2,980,244)
Outstanding at end of the year (in shares) | shares	55,599,296	55,599,296		67,741,348
Weighted average grand date fair value
Outstanding at beginning of the year | $ / shares		$ 21.173
Granted | $ / shares		29.9743	$ 30.6378		$ 23.386
Vested | $ / shares		19.188
Forfeited | $ / shares		25.9896
Outstanding at end of the year | $ / shares		$ 23.9004	$ 21.173
Restricted share units vested	¥ 3,133,340	$ 448,062		¥ 3,797,104		¥ 2,765,817
Unrecognized share-based compensation expenses	¥ 3,597,971						$ 514,503
Weighted-average period for recognition of share-based compensation expense relating to unvested options	1 year 10 months 2 days	1 year 10 months 2 days